UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew. R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	1/31/2019

Item 1. Schedule of Investments

PGIM Jennison Equity Income Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks 96.2%
Aerospace & Defense 3.3%
Boeing Co. (The)	59,332	$ 22,879,606
Safran SA (France)	186,175	24,451,341
		47,330,947
Banks 8.0%
Bank of America Corp.	1,012,335	28,821,177
BB&T Corp.	432,225	21,092,580
JPMorgan Chase & Co.	402,156	41,623,146
SunTrust Banks, Inc.(a)	383,600	22,793,512
		114,330,415
Beverages 3.2%
Coca-Cola Co. (The)	590,793	28,434,867
Keurig Dr. Pepper, Inc.	650,078	17,695,123
		46,129,990
Capital Markets 4.3%
CME Group, Inc.	175,422	31,975,922
Moelis & Co. (Class A Stock)	653,976	28,611,450
		60,587,372
Chemicals 0.7%
Akzo Nobel NV (Netherlands)	106,857	9,234,596
Commercial Services & Supplies 1.5%
Republic Services, Inc.	279,892	21,470,515
Communications Equipment 4.3%
Cisco Systems, Inc.(a)	624,864	29,549,818
Nokia OYJ (Finland), ADR(a)	4,979,262	31,618,314
		61,168,132
Consumer Finance 0.8%
American Express Co.	113,062	11,611,467
Diversified Financial Services 0.0%
Gateway Energy & Resource Holdings LLC Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*^(f)	100,000	524,725

PGIM Jennison Equity Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	156,303	$ 8,606,043
Electric Utilities 3.5%
Duke Energy Corp.	180,297	15,826,471
Edison International	292,924	16,687,880
Exelon Corp.	374,058	17,865,010
		50,379,361
Electrical Equipment 0.7%
Emerson Electric Co.	157,087	10,284,486
Entertainment 1.1%
Twenty-First Century Fox, Inc. (Class A Stock)	306,002	15,088,959
Equity Real Estate Investment Trusts (REITs) 2.9%
American Tower Corp.	140,879	24,349,526
Boston Properties, Inc.	127,593	16,825,689
		41,175,215
Food & Staples Retailing 1.6%
Walmart, Inc.	241,531	23,145,916
Food Products 3.5%
Conagra Brands, Inc.	333,684	7,220,922
Hershey Co. (The)	245,979	26,098,372
Mondelez International, Inc. (Class A Stock)	346,184	16,014,472
		49,333,766
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	402,128	29,347,301
Zimmer Biomet Holdings, Inc.	218,535	23,942,695
		53,289,996
Health Care Providers & Services 0.9%
UnitedHealth Group, Inc.	46,119	12,461,354
Hotels, Restaurants & Leisure 2.2%
McDonald’s Corp.	177,328	31,702,700

PGIM Jennison Equity Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 1.4%
NRG Energy, Inc.	487,950	$ 19,962,035
Industrial Conglomerates 1.2%
Honeywell International, Inc.	120,621	17,324,794
Insurance 1.2%
MetLife, Inc.	379,159	17,316,192
IT Services 1.7%
Fidelity National Information Services, Inc.	135,918	14,207,508
Mastercard, Inc. (Class A Stock)	43,720	9,230,604
		23,438,112
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	100,432	24,673,129
Media 1.6%
CBS Corp. (Class B Stock)(a)	146,723	7,256,919
Comcast Corp. (Class A Stock)	409,180	14,963,713
		22,220,632
Metals & Mining 2.0%
BHP Group Ltd. (Australia), ADR(a)	568,580	29,105,610
Mortgage Real Estate Investment Trusts (REITs) 1.8%
MFA Financial, Inc.	2,489,416	18,247,419
Starwood Property Trust, Inc.	338,385	7,471,541
		25,718,960
Multi-Utilities 1.1%
Ameren Corp.	216,242	14,994,220
Oil, Gas & Consumable Fuels 7.7%
BP PLC (United Kingdom), ADR	997,921	41,034,511
Cheniere Energy, Inc.*	223,771	14,690,566
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	463,549	28,614,880
Williams Cos., Inc. (The)	960,916	25,877,468
		110,217,425

PGIM Jennison Equity Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 11.3%
Allergan PLC	172,076	$ 24,775,503
AstraZeneca PLC (United Kingdom), ADR	1,185,819	43,377,259
Bristol-Myers Squibb Co.	219,993	10,861,054
Elanco Animal Health, Inc.*(a)	323,697	9,445,478
Eli Lilly & Co.	216,539	25,954,365
Merck & Co., Inc.	386,684	28,780,890
Pfizer, Inc.	420,058	17,831,462
		161,026,011
Road & Rail 2.3%
CSX Corp.(a)	150,426	9,882,988
Union Pacific Corp.	141,420	22,495,680
		32,378,668
Semiconductors & Semiconductor Equipment 5.4%
Broadcom, Inc.	154,430	41,425,848
QUALCOMM, Inc.	726,895	35,995,840
		77,421,688
Software 2.1%
Microsoft Corp.	292,033	30,497,006
Specialty Retail 3.7%
Lowe’s Cos., Inc.	200,247	19,255,752
Ross Stores, Inc.	359,161	33,085,911
		52,341,663
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	93,622	15,582,446
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc. (Class B Stock)	167,495	13,714,491
Tapestry, Inc.	193,607	7,494,527
		21,209,018
Transportation Infrastructure 0.6%
Atlantia SpA (Italy)	357,846	8,468,624
Total Common Stocks (cost $1,202,076,042)		1,371,752,188

PGIM Jennison Equity Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 1.0%
Multi-Utilities
Sempra Energy, Series A, CVT, 6.000% (cost $14,627,800)	146,278	$ 14,676,071

	Interest Rate	Maturity Date	Principal Amount (000)#
Convertible Bond 0.7%
Insurance
AXA SA (France), Sr. Unsec’d. Notes, 144A (cost $11,163,692)	7.250%	05/15/21	10,909	10,319,914

Total Long-Term Investments (cost $1,227,867,534)					1,396,748,173

	Shares
Short-Term Investments 6.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	31,085,846	31,085,846
PGIM Institutional Money Market Fund (cost $60,117,547; includes $60,062,061 of cash collateral for securities on loan)(b)(w)	60,110,604	60,122,626

Total Short-Term Investments (cost $91,203,393)		91,208,472

TOTAL INVESTMENTS 104.3% (cost $1,319,070,927)		1,487,956,645
Liabilities in excess of other assets (4.3)%		(60,988,740)

Net Assets 100.0%		$ 1,426,967,905

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $524,725 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,130,536; cash collateral of $60,062,061 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,000,000. The aggregate value of $524,725 is 0.0% of net assets.

PGIM Jennison Equity Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 22,879,606	$24,451,341	$ —
Banks	114,330,415	—	—
Beverages	46,129,990	—	—
Capital Markets	60,587,372	—	—
Chemicals	—	9,234,596	—
Commercial Services & Supplies	21,470,515	—	—
Communications Equipment	61,168,132	—	—
Consumer Finance	11,611,467	—	—
Diversified Financial Services	—	—	524,725
Diversified Telecommunication Services	8,606,043	—	—
Electric Utilities	50,379,361	—	—
Electrical Equipment	10,284,486	—	—
Entertainment	15,088,959	—	—
Equity Real Estate Investment Trusts (REITs)	41,175,215	—	—
Food & Staples Retailing	23,145,916	—	—
Food Products	49,333,766	—	—
Health Care Equipment & Supplies	53,289,996	—	—
Health Care Providers & Services	12,461,354	—	—
Hotels, Restaurants & Leisure	31,702,700	—	—
Independent Power & Renewable Electricity Producers	19,962,035	—	—
Industrial Conglomerates	17,324,794	—	—
Insurance	17,316,192	—	—
IT Services	23,438,112	—	—
Life Sciences Tools & Services	24,673,129	—	—
Media	22,220,632	—	—
Metals & Mining	29,105,610	—	—
Mortgage Real Estate Investment Trusts (REITs)	25,718,960	—	—
Multi-Utilities	14,994,220	—	—
Oil, Gas & Consumable Fuels	110,217,425	—	—
Pharmaceuticals	161,026,011	—	—
Road & Rail	32,378,668	—	—

PGIM Jennison Equity Income Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$ 77,421,688	$ —	$ —
Software	30,497,006	—	—
Specialty Retail	52,341,663	—	—
Technology Hardware, Storage & Peripherals	15,582,446	—	—
Textiles, Apparel & Luxury Goods	21,209,018	—	—
Transportation Infrastructure	—	8,468,624	—
Preferred Stock
Multi-Utilities	14,676,071	—	—

Convertible Bond	—	10,319,914	—
Affiliated Mutual Funds	91,208,472	—	—
Total	$1,434,957,445	$52,474,475	$524,725

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks 99.2%
Airlines 2.4%
Alaska Air Group, Inc.	30,300	$ 1,937,685
JetBlue Airways Corp.*	386,245	6,948,548
United Continental Holdings, Inc.*	104,800	9,145,896
		18,032,129
Auto Components 2.9%
Adient PLC	189,272	3,736,229
BorgWarner, Inc.	149,100	6,098,190
Goodyear Tire & Rubber Co. (The)	305,600	6,475,664
Lear Corp.	37,900	5,833,947
		22,144,030
Banks 9.0%
Associated Banc-Corp.	30,200	653,830
BankUnited, Inc.	29,400	994,014
CIT Group, Inc.	6,200	286,378
Citizens Financial Group, Inc.	256,000	8,683,520
Fifth Third Bancorp	336,833	9,033,861
Huntington Bancshares, Inc.	353,300	4,677,692
KeyCorp	519,200	8,551,224
M&T Bank Corp.	9,000	1,480,860
PacWest Bancorp	112,800	4,352,952
People’s United Financial, Inc.	108,900	1,783,782
Popular, Inc. (Puerto Rico)	23,000	1,256,030
Regions Financial Corp.	570,500	8,654,485
SunTrust Banks, Inc.	179,600	10,671,832
Zions Bancorp NA	157,000	7,471,630
		68,552,090
Beverages 1.1%
Molson Coors Brewing Co. (Class B Stock)	123,800	8,246,318
Building Products 0.9%
Owens Corning	125,900	6,595,901
Capital Markets 0.9%
Invesco Ltd.	346,100	6,305,942
Legg Mason, Inc.	11,500	342,700
		6,648,642

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals 2.5%
Eastman Chemical Co.	79,700	$ 6,425,414
Mosaic Co. (The)	246,300	7,950,564
Olin Corp.	86,000	2,030,460
Westlake Chemical Corp.	34,100	2,519,990
		18,926,428
Commercial Services & Supplies 0.2%
ADT, Inc.(a)	246,077	1,776,676
Construction & Engineering 1.5%
AECOM*(a)	225,966	6,916,819
Arcosa, Inc.	41,200	1,212,516
Quanta Services, Inc.	98,956	3,497,105
		11,626,440
Consumer Finance 3.6%
Ally Financial, Inc.	310,959	8,103,591
Navient Corp.	266,900	3,042,660
OneMain Holdings, Inc.*	66,100	1,975,729
Santander Consumer USA Holdings, Inc.(a)	316,981	6,041,658
Synchrony Financial	286,400	8,603,456
		27,767,094
Containers & Packaging 2.0%
International Paper Co.	168,800	8,006,184
Westrock Co.	182,400	7,425,504
		15,431,688
Diversified Financial Services 1.0%
Voya Financial, Inc.	156,002	7,243,173
Diversified Telecommunication Services 1.0%
CenturyLink, Inc.	494,400	7,574,208
Electric Utilities 3.8%
Avangrid, Inc.	43,500	2,169,345
Edison International	81,500	4,643,055
Entergy Corp.	83,200	7,420,608
Evergy, Inc.	44,800	2,567,936
FirstEnergy Corp.	73,400	2,877,280

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
PPL Corp.	292,000	$ 9,145,440
Xcel Energy, Inc.	5,100	267,036
		29,090,700
Electrical Equipment 0.7%
Regal Beloit Corp.	66,392	5,096,250
Electronic Equipment, Instruments & Components 0.0%
Arrow Electronics, Inc.*	3,400	258,230
Entertainment 0.9%
Viacom, Inc. (Class B Stock)	236,600	6,960,772
Equity Real Estate Investment Trusts (REITs) 9.2%
American Homes 4 Rent (Class A Stock)	10,800	238,788
Apple Hospitality REIT, Inc.	409,700	6,723,177
Brixmor Property Group, Inc.	242,082	4,146,865
Colony Capital, Inc.	424,000	2,573,680
Digital Realty Trust, Inc.	4,900	530,866
Hospitality Properties Trust	228,200	6,083,812
Kimco Realty Corp.	426,361	7,252,401
Medical Properties Trust, Inc.	268,269	4,882,496
Park Hotels & Resorts, Inc.	191,000	5,743,370
Senior Housing Properties Trust	384,900	5,300,073
SITE Centers Corp.	406,150	5,308,380
SL Green Realty Corp.	31,400	2,902,302
Spirit Realty Capital, Inc.	164,480	6,533,146
Ventas, Inc.	17,600	1,135,024
VEREIT, Inc.	923,807	7,464,360
VICI Properties, Inc.	149,200	3,212,276
		70,031,016
Food & Staples Retailing 0.2%
Kroger Co. (The)	49,000	1,388,170
Food Products 3.3%
Archer-Daniels-Midland Co.	51,300	2,303,370
Conagra Brands, Inc.	309,700	6,701,908
J.M. Smucker Co. (The)	76,900	8,065,272
Tyson Foods, Inc. (Class A Stock)	133,200	8,247,744
		25,318,294

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*(a)	133,100	$ 3,641,616
Cardinal Health, Inc.	124,100	6,201,277
DaVita, Inc.*	61,800	3,468,834
MEDNAX, Inc.*	89,700	3,239,067
Universal Health Services, Inc. (Class B Stock)	16,600	2,199,998
		18,750,792
Hotels, Restaurants & Leisure 2.2%
Norwegian Cruise Line Holdings Ltd.*	148,400	7,632,212
Royal Caribbean Cruises Ltd.	77,000	9,243,850
		16,876,062
Household Durables 4.5%
Lennar Corp. (Class A Stock)	150,963	7,158,665
Mohawk Industries, Inc.*	57,639	7,423,327
Newell Brands, Inc.(a)	343,151	7,278,233
PulteGroup, Inc.	211,547	5,883,122
Toll Brothers, Inc.	174,433	6,443,555
		34,186,902
Independent Power & Renewable Electricity Producers 0.6%
AES Corp.	261,815	4,291,148
Insurance 8.2%
American Financial Group, Inc.	20,900	1,993,651
Arch Capital Group Ltd.*	24,600	722,010
CNA Financial Corp.	128,728	5,903,466
Everest Re Group Ltd.	26,400	5,782,920
Hartford Financial Services Group, Inc. (The)	130,600	6,127,752
Lincoln National Corp.	140,981	8,245,979
Loews Corp.	170,336	8,159,094
Old Republic International Corp.	125,500	2,528,825
Principal Financial Group, Inc.	171,600	8,592,012
Reinsurance Group of America, Inc.	50,300	7,265,835
Unum Group	208,700	7,254,412
		62,575,956
Internet & Direct Marketing Retail 0.5%
Qurate Retail, Inc.*	176,800	3,845,400

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 1.0%
DXC Technology Co.	114,500	$ 7,341,740
Machinery 2.3%
Colfax Corp.*	4,400	108,900
Cummins, Inc.	26,600	3,913,126
PACCAR, Inc.	143,900	9,428,328
Trinity Industries, Inc.	181,100	4,234,118
		17,684,472
Media 1.7%
DISH Network Corp. (Class A Stock)*	87,100	2,671,357
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	82,800	3,293,784
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	103,000	4,115,880
News Corp. (Class A Stock)	216,800	2,781,544
		12,862,565
Metals & Mining 4.6%
Alcoa Corp.*	190,400	5,651,072
Freeport-McMoRan, Inc.	703,700	8,191,068
Nucor Corp.	67,900	4,158,196
Reliance Steel & Aluminum Co.	87,890	7,196,433
Steel Dynamics, Inc.	97,800	3,578,502
United States Steel Corp.	273,100	6,155,674
		34,930,945
Mortgage Real Estate Investment Trusts (REITs) 4.4%
AGNC Investment Corp.	397,500	7,119,225
Annaly Capital Management, Inc.	779,124	8,134,055
Chimera Investment Corp.	203,200	3,866,896
MFA Financial, Inc.	533,600	3,911,288
New Residential Investment Corp.	183,800	3,120,924
Starwood Property Trust, Inc.	159,100	3,512,928
Two Harbors Investment Corp.	247,200	3,606,648
		33,271,964
Multiline Retail 1.4%
Kohl’s Corp.	70,400	4,835,776
Macy’s, Inc.	233,200	6,133,160
		10,968,936

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.4%
Consolidated Edison, Inc.	19,533	$ 1,516,737
Public Service Enterprise Group, Inc.	8,500	463,675
Sempra Energy(a)	11,000	1,286,780
		3,267,192
Oil, Gas & Consumable Fuels 7.9%
Antero Resources Corp.*(a)	299,794	3,015,928
Apache Corp.	40,100	1,316,082
Centennial Resource Development, Inc. (Class A Stock)*	108,500	1,428,945
Cimarex Energy Co.	43,300	3,262,222
CNX Resources Corp.*	9,900	120,186
Concho Resources, Inc.*	54,400	6,519,296
Devon Energy Corp.	253,300	6,750,445
EQT Corp.	284,900	5,547,003
HollyFrontier Corp.	59,100	3,329,694
Marathon Oil Corp.	417,400	6,590,746
Murphy Oil Corp.	31,400	858,790
Noble Energy, Inc.	290,600	6,492,004
Parsley Energy, Inc. (Class A Stock)*	261,900	4,866,102
PBF Energy, Inc. (Class A Stock)	8,600	314,932
Range Resources Corp.	328,900	3,627,767
Whiting Petroleum Corp.*	148,200	4,242,966
Williams Cos., Inc. (The)	55,800	1,502,694
		59,785,802
Paper & Forest Products 0.9%
Domtar Corp.	144,500	6,777,050
Personal Products 0.3%
Coty, Inc. (Class A Stock)(a)	252,400	1,958,624
Pharmaceuticals 1.1%
Mylan NV*	285,289	8,544,406
Real Estate Management & Development 0.6%
Realogy Holdings Corp.(a)	235,500	4,180,125
Road & Rail 1.6%
AMERCO	3,300	1,196,778

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Knight-Swift Transportation Holdings, Inc.(a)	167,900	$ 5,330,825
Ryder System, Inc.	103,141	5,972,895
		12,500,498
Specialty Retail 1.0%
AutoNation, Inc.*(a)	81,300	3,150,375
Gap, Inc. (The)	69,300	1,762,992
Penske Automotive Group, Inc.	63,600	2,981,568
		7,894,935
Technology Hardware, Storage & Peripherals 2.0%
Western Digital Corp.	191,300	8,606,587
Xerox Corp.	239,200	6,747,832
		15,354,419
Textiles, Apparel & Luxury Goods 0.5%
PVH Corp.	32,900	3,589,719
Trading Companies & Distributors 1.2%
Air Lease Corp.	166,000	6,298,040
WESCO International, Inc.*	61,100	3,201,640
		9,499,680
Transportation Infrastructure 0.7%
Macquarie Infrastructure Corp.	130,300	5,625,051
Total Common Stocks (cost $762,910,883)		755,272,632
Exchange Traded Fund 0.3%
iShares Russell Mid-Cap Value ETF (cost $2,067,060)	27,151	2,284,757

Total Long-Term Investments (cost $764,977,943)		757,557,389

Short-Term Investments 5.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	77,191	77,191

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $38,359,507; includes $38,290,662 of cash collateral for securities on loan)(b)(w)	38,359,130	$ 38,366,802

Total Short-Term Investments (cost $38,436,698)		38,443,993

TOTAL INVESTMENTS 104.6% (cost $803,414,641)		796,001,382
Liabilities in excess of other assets (4.6)%		(34,794,280)

Net Assets 100.0%		$ 761,207,102

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,384,327; cash collateral of $38,290,662 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$ 18,032,129	$—	$—
Auto Components	22,144,030	—	—
Banks	68,552,090	—	—
Beverages	8,246,318	—	—
Building Products	6,595,901	—	—
Capital Markets	6,648,642	—	—
Chemicals	18,926,428	—	—
Commercial Services & Supplies	1,776,676	—	—
Construction & Engineering	11,626,440	—	—

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Consumer Finance	$ 27,767,094	$—	$—
Containers & Packaging	15,431,688	—	—
Diversified Financial Services	7,243,173	—	—
Diversified Telecommunication Services	7,574,208	—	—
Electric Utilities	29,090,700	—	—
Electrical Equipment	5,096,250	—	—
Electronic Equipment, Instruments & Components	258,230	—	—
Entertainment	6,960,772	—	—
Equity Real Estate Investment Trusts (REITs)	70,031,016	—	—
Food & Staples Retailing	1,388,170	—	—
Food Products	25,318,294	—	—
Health Care Providers & Services	18,750,792	—	—
Hotels, Restaurants & Leisure	16,876,062	—	—
Household Durables	34,186,902	—	—
Independent Power & Renewable Electricity Producers	4,291,148	—	—
Insurance	62,575,956	—	—
Internet & Direct Marketing Retail	3,845,400	—	—
IT Services	7,341,740	—	—
Machinery	17,684,472	—	—
Media	12,862,565	—	—
Metals & Mining	34,930,945	—	—
Mortgage Real Estate Investment Trusts (REITs)	33,271,964	—	—
Multiline Retail	10,968,936	—	—
Multi-Utilities	3,267,192	—	—
Oil, Gas & Consumable Fuels	59,785,802	—	—
Paper & Forest Products	6,777,050	—	—
Personal Products	1,958,624	—	—
Pharmaceuticals	8,544,406	—	—
Real Estate Management & Development	4,180,125	—	—
Road & Rail	12,500,498	—	—
Specialty Retail	7,894,935	—	—
Technology Hardware, Storage & Peripherals	15,354,419	—	—
Textiles, Apparel & Luxury Goods	3,589,719	—	—
Trading Companies & Distributors	9,499,680	—	—
Transportation Infrastructure	5,625,051	—	—

Exchange Traded Fund	2,284,757	—	—
Affiliated Mutual Funds	38,443,993	—	—
Total	$796,001,382	$—	$—

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
ADR — American Depositary Receipt
CVT — Convertible Security
ETF — Exchange Traded Fund
REIT(s) — Real Estate Investment Trust(s)

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	March 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	March 14, 2019

* Print the name and title of each signing officer under his or her signature.